Khan Funds
714 FM 1960 W #201
Houston, TX 77090
Phn: (281) 444-7657  Fax : (281) 444-3417




March 30, 1998

To The Securities and Exchange Commission
Washington, D.C. 20549

Ref: Khan Growth Fund Form 24F-2
CIK # : 0001021730
File  # : 811-07829

Enclosed is the form 24F-2 for fiscal year 1997. The calculated fee of $334.75 is being sent by a cashiers check to the following address:
	SEC Account # 910-8739
	Melon Bank
	Box 360055M
	Pittsburgh, PA 15251

If you have any questions or comments feel free to contact us. Thank you for your time.

Sincerely,



Sardar D. Khan
Chairman


























APPENDIX I                                         United States
		                Securities and Exchange Commission
		                            Washington, D.C. 20549

					Form 24F-2
				Annual Notice of Securities Sold
				       Pursuant to Rule 24F-2

1. Name and address of issuer:
Khan Funds
714 FM 1960 W. #201
Houston, TX 77090

2. The name of each series or class of securities for which this Form is filed (If the
Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):
Khan Growth Fund

3. Investment Company Act File Number:  811-7829
Securities Act File Number:  33-12597

4.(a)	Last day of fiscal year for which this Form is filed:
				December 31, 1997

4.(b)	[]  Check box if this Form is being filed late (i.e. more than 90 calendar days after
the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the form is being filed late, interest must be paid on the registration fee due.

4.(c)	[] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of Registration Fee:

(i) Aggregate Sale price of securities sold during the fiscal year pursuant to
     section 24(f):								$ 1,134,741.92

(ii) Aggregate price of securities redeemed or repurchased
         during the fiscal year:					$ 0

(iii)Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce
Registration fees payable to the commission				$ 0

 (iv) Total available redemption credits [add 5(ii) and 5(iii)
	              		$ 0

 (v) Net sales - if item 5(I) is greater than item 5 (iv)
	[Subtract Item 5(iv) from item 5(I) :   				$ 1,134,741.92

 (vi) Redemption credits available for use in future years
- if item 5(I)  is less than item 5(iv) [Subtract item 5(iv) from item 5
 (I)]:  $ 0

(vii) Multiplier for determining registration fee ( See instruction  C.9):
		X  .000295

(viii) Registration fee due [Multiply item 5(v) by item 5(vii)]
	(enter "0" if no fee is due):
       		= $ 334.75

6. Prepared Shares
If the response to item 5(I) was determined by deducting an amount of securities  that were
registered
 under the Securities Act of 1933 pursuant to rule 24E2 as in effect before October 11, 1997, then
 report the amount of securities ( number of shares or other units) deducted here: _______. If there is a number of shares or  other units that were registered pursuant to rule 24E-2 remaining
unsold at the end  of the fiscal year for which this form is filed that are available for use by the
issuer in future fiscal years, then state that number here _______.

7. Interest Due--- if this form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
+ $_________

8. Total of the amount of the registration fee due plus any interest due [Line 5(viii) plus line 7]:
     = $ 334.75



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

Wire Transfer

X     Mail or other Means

				                 Signatures

This report has been signed below by the following persons on behalf of the issuer and in the
capacities and on the dates indicated

By (Signature and Title)*      		 ________________________

 Sardar D. Khan ,   President
Date  March 15, 1998

		* Please Print the name and title of the signing officer below the signature.